Share-Based Compensation Expense - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 06, 2013	Nov. 12, 2010	Jul. 18, 2005	Jul. 15, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted	0
Options exercised	1,002,696
Share-based payment award, plan modification, incremental compensation cost		$ 0
Share based payment award, units exercisable	1,040,800
Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value of options granted	0.00	$ 0.00	$ 0.79
Options exercised	1,002,696	2,872,112	1,752,184
Aggregate intrinsic value of options exercised	2.4	3.0	1.9
Nonvested Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested restricted stock units, granted	10,074,320	9,084,424	9,501,144
Total unrecognized compensation expense	33.1
Total unrecognized compensation expense, weighted average period of recognition (in years)	2 years 4 months 6 days
Total fair value of nonvested restricted stock units vested	13.7	15.3	9.0
Share based payment award, units exercisable	89,100
Nonvested Restricted Stock Units | Grant Date March 6, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award Vesting period				5 years
Vesting percentage of ordinary shares in each year during next five years				20.00%
Additional compensation expense				$ 1.7
2007 Employee Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized					82,044,400		46,044,400
Expiration period					10 years
Number of share options granted	16,033,138
Nonvested restricted stock units, granted	62,954,480
Options Granted on July 18, 2005
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted						70,400
Chief Executive Officer | Nonvested Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award Vesting period			3 years
Minimum | Nonvested Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award Vesting period	1 year	3 years
Minimum | 2007 Employee Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award Vesting period					1 year
Maximum | Nonvested Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award Vesting period	5 years
Maximum | 2007 Employee Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award Vesting period					5 years